PSMC 2021-2 Trust ABS 15-G

Exhibit 99.26

Customer Loan ID	Seller Loan ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
EX52SJKGZHJ		38bdd430-f8c1-420d-bc1d-da24093af489	02/18/2021	Compliance	Compliance	Compliance	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Missing valid COC for TRID Violation due to a fee addition on Initial CD dated 1/xx/2021. The CD shows an added fee of Transfer Taxes Fee of $62.50 which did not appear on previous LE. This is a fee increase of $62.50 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees					2/25/2021		2: Acceptable with Warnings		xx	xx	Primary	Refinance	. 02/25/2021: A copy of Cheque of $62.50 in the name of borrower clears the condition for tolerance of $62.50.
BXKXXZUCHJ1		38bdd430-f8c1-420d-bc1d-da24093af489	04/01/2021	Compliance	Compliance	Compliance	* ComplianceEase TRID Tolerance Test Failed (Lvl 2)	Loan failed 0% tolerance due to Appraisal fee increased from $490.00 to $650.00 and for Appraisal Re-Inspection was not previously disclosed and increased to $150.00 that resulted in a $210.00 tolerance violation. Final CD reflects a $210.00 cure for the tolerance violation.					04/01/2021		2: Acceptable with Warnings		xx	xx	Primary	Refinance	Final CD reflects a $210.00 cure for the tolerance violation.
YASW1IDT1GV		e25f67ba-4cb4-4322-a11c-1cd3b2d578a6	04/18/2021	Compliance	Compliance	Compliance	* ComplianceEase TILA Test Failed (Lvl 2)	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required). Revised Closing Disclosure with issued date of 02/05/2021, 02/05/2021 and 02/08/2021 with receipt date of 02/09/2021 is after the consummation date. Note is dated xx. RTC and DOT is dated xx					04/18/2021		2: Acceptable with Warnings		xx	xx	Primary	Refinance	Revised Closing Disclosure with issued date of 02/05/2021, 02/05/2021 and 02/08/2021 with receipt date of 02/09/2021 is after the consummation date. Note is dated xx. RTC and DOT is dated xx.